Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Inventories [Abstract]
Cost of product and service revenues	$ 95,758	$ 81,785
Inventory impairments	9,214	11,818
Reversal of previously recorded adjustments	15,167	6,200
Net positive (negative) inventory impairments	$ 5,953	$ (5,618)